BUSINESS DESCRIPTION (Details Narrative) - shares	Oct. 09, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 19, 2016
Common stock, shares issued	31,396,394	31,811,523	31,500,693	28,000,000
Common stock, shares outstanding	31,396,394	31,811,523	31,500,693	28,000,000
BVI Shareholders [Member]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Sichuan Wetouch Technology Co. Ltd. [Member]
Ownership percentage	100.00%				100.00%